Condensed Consolidated Balance Sheets (Unaudited)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2024 HKD ($)
Current assets:
Cash and cash equivalents	$ 3,643,110	$ 28,416,258	$ 43,112,523
Accounts receivable, net	169,423	1,321,497	1,510,284
Prepayments	2,153,660	16,798,545	14,990,889
Other receivables	7,977	62,220
Deposits, prepayments and other receivables	2,196,820	17,135,198
Total current assets	8,170,990	63,733,718	59,613,696
Non-current assets:
Property and equipment, net	4,896	38,189	46,521
Prepayments	368,425	2,873,715	3,895,247
Total non-current assets	373,321	2,911,904	3,941,768
TOTAL ASSETS	8,544,311	66,645,622	63,555,464
Current liabilities:
Accounts payable	26,380	205,767	205,767
Accrued liabilities and other payable	130,775	1,020,047	3,512,964
Tax payable	13,787	107,531
Contract liabilities	785,627	6,127,890	480,921
Total current liabilities	956,569	7,461,235	5,468,918
TOTAL LIABILITIES	956,569	7,461,235	5,468,918
Commitments and contingencies
Shareholders’ equity:
Ordinary share	11,964	93,323	81,317
Ordinary shares to be issued	3,600	28,081
Additional paid-in capital	10,776,967	84,060,340	65,664,351
Accumulated other comprehensive income	2,603	20,302	4,493
Accumulated deficit	(3,207,392)	(25,017,659)	(7,663,615)
Total shareholders' deficit	7,587,742	59,184,387	58,086,546
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	8,544,311	66,645,622	63,555,464
Related Party [Member]
Current liabilities:
Due to a director			$ 1,269,266